Acquisition of Shenzhen Minheng (Details) - CNY (¥)			12 Months Ended
	Jun. 30, 2016	Apr. 22, 2015	Dec. 31, 2016
Acquisition of Shenzhen Minheng
Gain on fair value of equity interest			¥ 394,000
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd.
Acquisition of Shenzhen Minheng
Cash consideration	¥ 1,000,000
Gain on fair value of equity interest	¥ 394,000
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. | Jimu Parent
Acquisition of Shenzhen Minheng
Equity interest (as a percent)	70.00%	30.00%
Cash consideration	¥ 1,000,000	¥ 1.000
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. | Discount rate
Acquisition of Shenzhen Minheng
Major assumptions	23.00%
Shenzhen Qianhai Minheng Commercial Factoring Co., Ltd. | Terminal growth rate
Acquisition of Shenzhen Minheng
Major assumptions	3.00%